Intangible Assets	6 Months Ended	11 Months Ended
	Oct. 31, 2015	Apr. 30, 2015
Intangible Assets [Abstract]
Intangible Assets

7. Intangible Assets, Net

Our intangible assets, net consist of the following for the periods indicated:

	October 31, 2015			April 30, 2015
	Gross			Gross			Estimated
	Carrying	Accumulated		Carrying	Accumulated		Useful Lives
(in millions)	Amounts	Amortization	Net (1)	Amounts	Amortization	Net	(in years)
Customer contracts
and relationships	$1,991.7	$1,223.4	$768.3	$1,735.2	$1,168.4	$566.8	2 - 15
Acquired and
developed technology	1,117.5	893.7	223.8	1,029.2	868.5	160.7	2 - 11
Tradenames	137.9	128.9	9.0	132.6	129.1	3.5	1 - 20
Total	$3,247.1	$2,246.0	$1,001.1	$2,897.0	$2,166.0	$731.0

(1)Net intangible assets decreased from April 30, 2015 to October 31, 2015 by approximately $5.8 million due to cumulative foreign currency translation adjustments, reflecting movement in the currencies of the applicable underlying entities.

The following table presents amortization expense recognized in our Condensed Consolidated Statements of Operations, by asset type, for the periods indicated:

	Three Months Ended		Six Months Ended
	October 31,		October 31,
(in millions)	2015	2014	2015	2014

Customer contracts and relationships	$34.3	$35.9	$67.0	$73.1
Acquired and developed technology	16.1	17.8	32.5	36.2
Tradenames	0.3	0.3	0.4	2.0
Total	$50.7	$54.0	$99.9	$111.3

The estimated future annual amortization expense related to these intangible assets as of October 31, 2015, was as follows:

(in millions)
Fiscal 2016 (remaining 6 months)	$110.8
Fiscal 2017	179.8
Fiscal 2018	132.4
Fiscal 2019	115.2
Fiscal 2020	106.5
Fiscal 2021	100.5
Thereafter	255.9
Total	$1,001.1

9.    Intangible Assets

Intangible assets, net consist of the following for the periods indicated:

	April 30, 2015			May 31, 2014
	Gross			Gross			Estimated
	Carrying	Accumulated		Carrying	Accumulated		Useful Lives
(in millions)	Amounts	Amortization	Net (1)	Amounts	Amortization	Net	(in years)
Customer contracts
and relationships	$1,735.2	$1,168.4	$566.8	$1,840.2	$1,118.2	$722.0	2 - 15
Acquired and
developed technology	1,029.2	868.5	160.7	1,082.4	859.0	223.4	2 - 11
Tradenames	132.6	129.1	3.5	137.6	132.3	5.3	1 - 20
Total	$2,897.0	$2,166.0	$731.0	$3,060.2	$2,109.5	$950.7

(1)Net intangible assets decreased from May 31, 2014, to April 30, 2015, by approximately $42.4 million due to cumulative foreign currency translation adjustments, reflecting movement in the currencies of the applicable underlying entities.

The following table presents amortization expense recognized in our Consolidated Statements of Operations, by asset type, for the periods indicated:

	11 Months Ended	Year Ended May 31,
(in millions)	April 30, 2015	2014	2013
Customer contracts and relationships	$129.1	$153.1	$161.0
Acquired and developed technology	64.3	72.2	75.4
Tradenames	1.5	9.4	9.7
Total	$194.9	$234.7	$246.1

The estimated future annual amortization expense related to these intangible assets as of April 30, 2015, was as follows:

(in millions)
Fiscal 2016	$187.4
Fiscal 2017	139.6
Fiscal 2018	92.9
Fiscal 2019	78.1
Fiscal 2020	70.9
Thereafter	162.1
Total	$731.0